Applicable laws and regulations - Schedule of Classification of the Loan Portfolio by Maturity Profile Based on Rule No.4-2013 (Details) - Securities at amortized cost - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Corporation loan	$ 8,375,172	$ 7,195,567
Loans and advances to banks	2,934,840	2,713,068
Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	5,358,001	4,396,827
Private
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
State-owned
Statement [Line Items]
Loans and advances to banks	413,775	464,918
Sovereign
Statement [Line Items]
Sovereign	82,331	85,672
Special mention
Statement [Line Items]
Corporation loan	46,959	32,342
Loans and advances to banks	0	0
Special mention | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	46,959	32,342
Special mention | Private
Statement [Line Items]
Loans and advances to banks	0	0
Special mention | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Special mention | Sovereign
Statement [Line Items]
Sovereign	0	0
Current
Statement [Line Items]
Corporation loan	8,365,065	7,185,460
Loans and advances to banks	2,934,840	2,713,068
Current | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	5,347,894	4,386,720
Current | Private
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
Current | State-owned
Statement [Line Items]
Loans and advances to banks	413,775	464,918
Current | Sovereign
Statement [Line Items]
Sovereign	82,331	85,672
Loans Portfolio
Statement [Line Items]
Corporation loan	8,375,172	7,195,567
Loans and advances to banks	2,934,840	2,713,068
Loans Portfolio | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	5,358,001	4,396,827
Loans Portfolio | Private
Statement [Line Items]
Loans and advances to banks	2,521,065	2,248,150
Loans Portfolio | State-owned
Statement [Line Items]
Loans and advances to banks	413,775	464,918
Loans Portfolio | Sovereign
Statement [Line Items]
Sovereign	82,331	85,672
Past due
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Past due | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	0	0
Past due | Private
Statement [Line Items]
Loans and advances to banks	0	0
Past due | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Past due | Sovereign
Statement [Line Items]
Sovereign	0	0
Delinquent
Statement [Line Items]
Corporation loan	10,107	10,107
Loans and advances to banks	0	0
Delinquent | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	10,107	10,107
Delinquent | Private
Statement [Line Items]
Loans and advances to banks	0	0
Delinquent | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Delinquent | Sovereign
Statement [Line Items]
Sovereign	$ 0	$ 0